MFS(R) Mutual Funds
ANNUAL REPORT 12/31/02


MASSACHUSETTS INVESTORS TRUST

A path for pursuing opportunity

[Graphic Omitted]

                                                  [Logo] M F S(R)
                                                  INVESTMENT MANAGEMENT

MASSACHUSETTS INVESTORS TRUST

AMERICA'S FIRST MUTUAL FUND

Invests in high quality companies that management believes offer superior growth prospects and whose stocks are selling at reasonable levels. The manager strives to outperform the broad U.S. stock market over time, but with less volatility.

The fund seeks long-term growth of capital with a secondary objective to seek reasonable current income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     33
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      43
----------------------------------------------------
TRUSTEES AND OFFICERS                             44
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      46
----------------------------------------------------
MFS PRIVACY POLICY                                47
----------------------------------------------------
FEDERAL TAX INFORMATION                           47
----------------------------------------------------
CONTACT INFORMATION                               48
----------------------------------------------------
ASSET ALLOCATION                                  49


-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT               NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, historically the best times to invest in stocks and corporate bonds have been times like the present, when investors are feeling most worried and discouraged. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the 1990s.

REASONS FOR OPTIMISM

We would also argue that beyond the negative headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-January, political issues in Iraq and North Korea remain a potential problem. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be highly valued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 15, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

Recent events, I think, offer evidence to support this view. Up until the 1990's, stock returns had been historically closer to 11%. The 1990's raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes -- stocks, bonds, and international holdings -- and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.


(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Index, which is a measure of the broad stock market. For the 50-year period ended June 30, 2002, the average annual return for the S&P 500 Index was 11.5%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A DIFFICULT STOCK MARKET

A sluggish economy, a lack of corporate spending, earnings disappointments, corporate accounting scandals, and fears over war with Iraq undermined investor confidence and resulted in negative returns. Gains made in October and November were somewhat negated by December's mixed economic signals. For the year, a lack of consumer and corporate spending on technology continued to send technology stocks downward, and that impacted all broad market indices.

CONTRIBUTIONS FROM LEISURE, NETWORKING, TELECOMMUNICATIONS

We were overweighted in leisure stocks relative to our benchmark throughout the year and that position was the biggest contributor to performance. Holdings included Viacom (a diversified media company), plus media giants Gannett and The New York Times Co. All three companies benefited from improved advertising revenues and above average growth.

-----------------------------------
"OUR GOAL IS TO HAVE A DIVERSE
PORTFOLIO OF STOCKS THAT WE THINK
SHOULD DO WELL IN ANY MARKET
ENVIRONMENT."
-----------------------------------

Owning fewer technology stocks than our benchmark also contributed to performance. A difficult spending environment, which led to earnings disappointments throughout the year, coupled with high stock prices, made technology a dangerous place to invest in 2002. The trust's performance benefited the most from avoiding stocks such as Intel, Lucent, Nortel, and JDS Uniphase. The positions we did own, such as Cisco, are companies that have industry-leading positions and strong balance sheets.

DISAPPOINTMENTS IN UTILITIES, HEALTH CARE, AND FINANCIALS

Fierce competition and the fallout from Enron and other scandals dogged utility stocks. Although we avoided Quest and WorldCom, communications stocks suffered from competition and too much debt on their balance sheets. However, trust performance was helped by better relative returns from AT&T and SBC Communications. We bought these stocks because of their relatively strong balance sheets. AT&T has also benefited from improved pricing and SBC has been enjoying a better regulatory environment.

Our health care holdings performed poorly. For example, Genzyme's earnings fell when sales of its best selling drug, Renagel, declined. Long-term use of Wyeth's popular hormone replacement drug, Prempro, was found to be a contributing cause of heart disease and breast cancer. Both of these holdings were sold out of the portfolio by the end of the period. We didn't own two of the group's best performers, Merck and Boston Scientific, and missed the strong performance both produced because their fundamentals turned out to be better than expected.

Our holdings in financial services did well in the first half of the year but have not met our expectations in the second half. For example, Fleet-Boston had major problems caused by its international operations in Brazil and Argentina.

DEPRESSED PRICES PRESENT OPPORTUNITIES

After the steep stock market declines of the past three years, many traditional growth stocks are experiencing a slowdown in their growth rates and are in a transition period. In our opinion, the market has a difficult time appropriately valuing these companies, and we believe they present attractive investment opportunities. Safeway (the U.S. company) and Kroger, both supermarket chains, are good examples. The groceries industry consolidated throughout the 1990s, driving double-digit earnings growth for both companies. Now food prices are lower, traditional grocery chains have WalMart as a competitor, and there are no more merger synergies to drive growth. Both Safeway and Kroger have been struggling to rethink their business models. As a result, the stock price for each of these companies has been significantly lower than what we think is reasonable.

MODEST ECONOMIC IMPROVEMENT AMID CONTINUED UNCERTAINTY

While we don't expect a robust economy going forward, we do believe that the worst is over and are expecting a continued weak recovery in 2003. Mixed economic data and concerns surrounding Iraq and the Korean peninsula continue to create uncertainty for investors. However, we think this is a time that suits our stock-by-stock selection process. While it's impossible to know which areas in the market will produce the best results over the short term, our goal is to have a diverse portfolio of stocks that we think should do well in any market environment.

/s/ John D. Laupheimer, Jr.                       /s/ Brooks Taylor

    John D. Laupheimer, Jr.                           Brooks Taylor
    Portfolio Manager                                 Portfolio Manager

Note to shareholders: Prior to August 2002, the fund was managed by Mitchell D. Dynan, John D. Laupheimer, Jr., Leihar Moy, and Brooks Taylor.


The portfolio is actively managed, and current holdings may be different.

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/2002
-------------------------------------------------------------------------------

This chart illustrates the historical total return of the Massachusetts Investors Trust's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. It is not possible to invest directly in an index.

                              Massachusetts
                             Investors Trust -      Standard & Poor's
                                Class A              500 Stock Index
              "1/93"            $ 9,425                 $10,000
              "12/94"            10,265                  11,150
              "12/96"            18,007                  18,854
              "12/98"            29,156                  32,327
              "12/00"            31,078                  35,570
              "12/02"            20,304                  24,421

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                      Class
  Share class    inception date      1-yr        3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A            7/15/1924        -22.00%     -13.33%     -3.06%      7.98%
------------------------------------------------------------------------------
       B             9/7/1993        -22.50%     -13.90%     -3.69%      7.25%
------------------------------------------------------------------------------
       C             7/1/1996        -22.49%     -13.89%     -3.69%      7.52%
------------------------------------------------------------------------------
       I             1/2/1997        -21.66%     -13.01%     -2.70%      8.21%
------------------------------------------------------------------------------
       J            2/10/2000        -22.46%     -13.85%     -3.41%      7.78%
------------------------------------------------------------------------------
     529A           7/31/2002        -22.11%     -13.37%     -3.08%      7.96%
------------------------------------------------------------------------------
     529B           7/31/2002        -22.24%     -13.42%     -3.12%      7.94%
------------------------------------------------------------------------------
     529C           7/31/2002        -22.27%     -13.43%     -3.12%      7.94%

---------------------
Average annual
with sales charge
---------------------

  Share class                        1-yr        3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A                             -26.49%     -15.02%     -4.20%      7.34%
------------------------------------------------------------------------------
       B                             -25.60%     -14.73%     -4.03%      7.25%
------------------------------------------------------------------------------
       C                             -23.27%     -13.89%     -3.69%      7.52%
------------------------------------------------------------------------------
       I                               N/A         N/A        N/A        N/A
------------------------------------------------------------------------------
       J                             -24.01%     -14.42%     -3.80%      7.56%
------------------------------------------------------------------------------
     529A                            -26.59%     -15.06%     -4.23%      7.32%
------------------------------------------------------------------------------
     529B                            -25.26%     -14.22%     -3.44%      7.94%
------------------------------------------------------------------------------
     529C                            -23.02%     -13.43%     -3.12%      7.94%

---------------------
Cumulative
without sales charge
---------------------

------------------------------------------------------------------------------
       A                             -22.00%     -34.89%    -14.38%    115.43%
------------------------------------------------------------------------------
       B                             -22.50%     -36.17%    -17.13%    101.39%
------------------------------------------------------------------------------
       C                             -22.49%     -36.15%    -17.14%    106.41%
------------------------------------------------------------------------------
       I                             -21.66%     -34.18%    -12.79%    120.11%
------------------------------------------------------------------------------
       J                             -22.46%     -36.05%    -15.91%    111.58%
------------------------------------------------------------------------------
     529A                            -22.11%     -34.98%    -14.50%    115.13%
------------------------------------------------------------------------------
     529B                            -22.24%     -35.09%    -14.65%    114.76%
------------------------------------------------------------------------------
     529C                            -22.27%     -35.11%    -14.67%    114.69%

Comparative Indices(+)

------------------------------------------------------------------------------
Average large cap core fund+         -23.49%     -15.32%     -1.90%      7.55%
------------------------------------------------------------------------------
Standard & Poor's 500
Stock Index#                         -22.09%     -14.54%     -0.58%      9.34%
------------------------------------------------------------------------------

(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

COMPARATIVE INDICES

STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - A commonly used measure of the broad stock market.

LIPPER AVERAGE LARGE CAP CORE FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The Massachusetts Investors Trust falls under the large cap core fund category, and the information presented above represents the total rates of return for the average large cap core fund tracked by Lipper for the stated periods ended December 31, 2002.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class J share performance, including sales charge, reflects the maximum 3.00% sales charge. Class J shares are only available to certain Japanese investors. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

For periods prior to their inception, Class B, C, I, J, 529A, 529B, and 529C share performance includes the performance of the fund's original share class (Class A). Class B, C, 529B, and 529C performance has been adjusted to reflect the CDSC applicable to B, C, 529B, and 529C. Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Class J performance has been adjusted to reflect the initial sales charge applicable to J. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B, C, J, 529A, 529B and 529C than those of A, performance shown is higher for B, C, J, 529A, 529B, and 529C than it would have been had these share classes been offered for the entire period. Conversely, because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS 12/31/2002
--------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 97.7%
--------------------------------------------------------------------------------------------------------
                                      ISSUER                               SHARES                $ VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 90.7%
--------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                      Lockheed Martin Corp.               607,600            $35,088,900
--------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.3%            Northrop Grumman Corp.              231,700            $22,474,900
--------------------------------------------------------------------------------------------------------
Apparel & Textiles - 0.3%             Nike, Inc., "B"                     379,100            $16,858,577
--------------------------------------------------------------------------------------------------------
Automotive - 0.2%                     Harley-Davidson, Inc.               290,200            $13,407,240
--------------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 4.7%            Bank of America Corp.             1,641,700            114,213,069
--------------------------------------------------------------------------------------------------------
                                      Bank of New York Co., Inc.          377,300              9,040,108
--------------------------------------------------------------------------------------------------------
                                      FleetBoston Financial
                                      Corp.                               418,800             10,176,840
--------------------------------------------------------------------------------------------------------
                                      SunTrust Banks, Inc.                297,900             16,956,468
--------------------------------------------------------------------------------------------------------
                                      Wachovia Corp.                      640,000             23,321,600
--------------------------------------------------------------------------------------------------------
                                      Wells Fargo Co.                   2,954,319            138,468,932
--------------------------------------------------------------------------------------------------------
                                                                                            $312,177,017
--------------------------------------------------------------------------------------------------------
Biotechnology - 1.9%                  Abbott Laboratories, Inc.         1,738,600             69,544,000
--------------------------------------------------------------------------------------------------------
                                      Amgen, Inc.*                        532,900             25,760,386
--------------------------------------------------------------------------------------------------------
                                      Guidant Corp.*                      273,800              8,446,730
--------------------------------------------------------------------------------------------------------
                                      Pharmacia Corp.                     480,951             20,103,752
--------------------------------------------------------------------------------------------------------
                                                                                            $123,854,868
--------------------------------------------------------------------------------------------------------
Business Machines - 3.5%              Dell Computer Corp.*              2,212,949             59,174,256
--------------------------------------------------------------------------------------------------------
                                      Hewlett-Packard Co.                 844,593             14,662,135
--------------------------------------------------------------------------------------------------------
                                      International Business
                                      Machines Corp.                    2,043,100            158,340,250
--------------------------------------------------------------------------------------------------------
                                                                                            $232,176,641
--------------------------------------------------------------------------------------------------------
Business Services - 1.5%              Automatic Data Processing,
                                      Inc.                              1,225,845             48,114,416
--------------------------------------------------------------------------------------------------------
                                      First Data Corp.                  1,529,500             54,159,595
--------------------------------------------------------------------------------------------------------
                                                                                            $102,274,011
--------------------------------------------------------------------------------------------------------
Cellular Phones - 0.2%                Motorola, Inc.                    1,217,700            $10,533,105
--------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                      Air Products & Chemicals,
                                      Inc.                                581,100             24,842,025
--------------------------------------------------------------------------------------------------------
                                      PPG Industries, Inc.                926,400             46,458,960
--------------------------------------------------------------------------------------------------------
                                                                                             $71,300,985
--------------------------------------------------------------------------------------------------------
Computer Hardware -
Systems - 0.9%                        Intel Corp.                       3,909,172            $60,865,808
--------------------------------------------------------------------------------------------------------
Computer Software - 1.0%              Oracle Corp.*                     5,874,400            $63,443,520
--------------------------------------------------------------------------------------------------------

Computer Software - Personal
Computers - 3.2%                      Microsoft Corp.*                  4,069,200           $210,377,640
--------------------------------------------------------------------------------------------------------
Computer Software -
Systems - 0.4%                        Peoplesoft, Inc.*                   365,300              6,688,643
--------------------------------------------------------------------------------------------------------
                                      VERITAS Software Corp.*           1,327,100             20,729,302
--------------------------------------------------------------------------------------------------------
                                                                                             $27,417,945
--------------------------------------------------------------------------------------------------------
Conglomerates - 2.2%                  General Electric Co.              5,950,094           $144,884,789
--------------------------------------------------------------------------------------------------------
Consumer Goods &
Services - 5.9%                       Avon Products, Inc.                 537,400             28,949,738
--------------------------------------------------------------------------------------------------------
                                      Colgate-Palmolive Co.               704,600             36,942,178
--------------------------------------------------------------------------------------------------------
                                      Gillette Co.                      1,277,800             38,794,008
--------------------------------------------------------------------------------------------------------
                                      Kimberly-Clark Corp.                754,600             35,820,862
--------------------------------------------------------------------------------------------------------
                                      Newell Rubbermaid, Inc.             522,100             15,835,293
--------------------------------------------------------------------------------------------------------
                                      Philip Morris Cos., Inc.          3,310,000            134,154,300
--------------------------------------------------------------------------------------------------------
                                      Procter & Gamble Co.              1,192,429            102,477,348
--------------------------------------------------------------------------------------------------------
                                                                                            $392,973,727
--------------------------------------------------------------------------------------------------------
Containers - 0.2%                     Smurfit-Stone Container
                                      Corp.*                              725,900            $11,172,327
--------------------------------------------------------------------------------------------------------
Electronics - 1.2%                    Agilent Technologies,
                                      Inc.*                               393,600              7,069,056
--------------------------------------------------------------------------------------------------------
                                      Analog Devices, Inc.*             1,961,100             46,811,457
--------------------------------------------------------------------------------------------------------
                                      Maxim Integrated Products,
                                      Inc.                                191,100              6,313,944
--------------------------------------------------------------------------------------------------------
                                      Novellus Systems, Inc.*             340,800              9,569,664
--------------------------------------------------------------------------------------------------------
                                      Texas Instruments, Inc.             835,673             12,543,452
--------------------------------------------------------------------------------------------------------
                                                                                             $82,307,573
--------------------------------------------------------------------------------------------------------
Energy - 0.3%                         ConocoPhillips                      313,600             15,175,104
--------------------------------------------------------------------------------------------------------
                                      TXU Corp.                           247,700              4,627,036
--------------------------------------------------------------------------------------------------------
                                                                                             $19,802,140
--------------------------------------------------------------------------------------------------------
Entertainment - 3.4%                  AOL Time Warner, Inc.*            3,764,050             49,309,055
--------------------------------------------------------------------------------------------------------
                                      Clear Channel
                                      Communications, Inc.*               490,500             18,290,745
--------------------------------------------------------------------------------------------------------
                                      Viacom, Inc., "B"*                3,436,258            140,061,876
--------------------------------------------------------------------------------------------------------
                                      Walt Disney Co.                     930,600             15,178,086
--------------------------------------------------------------------------------------------------------
                                                                                            $222,839,762
--------------------------------------------------------------------------------------------------------

Financial Institutions - 7.8%         American Express Co.                686,400             24,264,240
--------------------------------------------------------------------------------------------------------
                                      Charter One Financial,
                                      Inc.                                328,199              9,429,157
--------------------------------------------------------------------------------------------------------
                                      Citigroup, Inc.                   4,420,833            155,569,113
--------------------------------------------------------------------------------------------------------
                                      Federal Home Loan Mortgage
                                      Corp.                             2,401,000            141,779,050
--------------------------------------------------------------------------------------------------------
                                      Federal National Mortgage
                                      Assn.                               955,980             61,498,194
--------------------------------------------------------------------------------------------------------
                                      Goldman Sachs Group, Inc.           818,200             55,719,420
--------------------------------------------------------------------------------------------------------
                                      Lehman Brothers Holdings,
                                      Inc.                                324,700             17,303,263
--------------------------------------------------------------------------------------------------------
                                      Merrill Lynch & Co., Inc.           707,500             26,849,625
--------------------------------------------------------------------------------------------------------
                                      State Street Corp.                  645,952             25,192,128
--------------------------------------------------------------------------------------------------------
                                                                                            $517,604,190
--------------------------------------------------------------------------------------------------------
Financial Services - 0.2%             Mellon Financial Corp.              576,700            $15,057,637
--------------------------------------------------------------------------------------------------------
Food & Beverage Products - 3.7%       Anheuser-Busch Cos., Inc.         1,489,500             72,091,800
--------------------------------------------------------------------------------------------------------
                                      Archer-Daniels-Midland Co.          543,500              6,739,400
--------------------------------------------------------------------------------------------------------
                                      Kellogg Co.                       1,205,600             41,315,912
--------------------------------------------------------------------------------------------------------
                                      PepsiCo, Inc.                     2,488,086            105,046,991
--------------------------------------------------------------------------------------------------------
                                      Sysco Corp.                         731,200             21,782,448
--------------------------------------------------------------------------------------------------------
                                                                                            $246,976,551
--------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%        International Paper Co.           1,747,100            $61,096,087
--------------------------------------------------------------------------------------------------------
Healthcare - 0.7%                     HCA, Inc.                         1,051,224            $43,625,796
--------------------------------------------------------------------------------------------------------
Industrial - 0.1%                     Rockwell Automation, Inc.           205,400             $4,253,834
--------------------------------------------------------------------------------------------------------
Industrial Gases - 0.8%               Praxair, Inc.                       922,900            $53,315,933
--------------------------------------------------------------------------------------------------------
Insurance - 5.3%                      AFLAC, Inc.                         267,150              8,046,558
--------------------------------------------------------------------------------------------------------
                                      Allstate Corp.                      848,300             31,378,617
--------------------------------------------------------------------------------------------------------
                                      American International
                                      Group, Inc.                       1,050,072             60,746,665
--------------------------------------------------------------------------------------------------------
                                      Chubb Corp.                         817,600             42,678,720
--------------------------------------------------------------------------------------------------------
                                      Hartford Financial
                                      Services
                                      Group, Inc.                       1,205,605             54,770,635
--------------------------------------------------------------------------------------------------------
                                      Marsh & McLennan Cos.,
                                      Inc.                                676,600             31,265,686
--------------------------------------------------------------------------------------------------------
                                      MetLife, Inc.                     1,808,100             48,891,024
--------------------------------------------------------------------------------------------------------
                                      The St. Paul Cos., Inc.           1,177,071             40,079,268
--------------------------------------------------------------------------------------------------------
                                      Travelers Property
                                      Casualty
                                      Corp.*                            1,958,525             28,692,391
--------------------------------------------------------------------------------------------------------
                                      UnumProvident Corp.                 328,668              5,764,837
--------------------------------------------------------------------------------------------------------
                                                                                            $352,314,401
--------------------------------------------------------------------------------------------------------
Machinery - 1.0%                      Caterpillar, Inc.                   175,900              8,042,148
--------------------------------------------------------------------------------------------------------
                                      Danaher Corp.                       385,300             25,314,210
--------------------------------------------------------------------------------------------------------
                                      Deere & Co.                         757,315             34,722,893
--------------------------------------------------------------------------------------------------------
                                                                                             $68,079,251
--------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                  ITT Industries, Inc.                154,200             $9,358,398
--------------------------------------------------------------------------------------------------------
Medical & Health
Products - 9.2%                       Baxter International, Inc.          324,100              9,074,800
--------------------------------------------------------------------------------------------------------
                                      Boston Scientific Corp.*            200,200              8,512,504
--------------------------------------------------------------------------------------------------------
                                      Eli Lilly & Co.                   2,088,100            132,594,350
--------------------------------------------------------------------------------------------------------
                                      Forest Laboratories, Inc.*          379,700             37,294,134
--------------------------------------------------------------------------------------------------------
                                      Johnson & Johnson Co.             2,646,168            142,125,683
--------------------------------------------------------------------------------------------------------
                                      Merck & Co., Inc.                   877,700             49,686,597
--------------------------------------------------------------------------------------------------------
                                      Pfizer, Inc.                      7,617,200            232,857,804
--------------------------------------------------------------------------------------------------------
                                                                                            $612,145,872
--------------------------------------------------------------------------------------------------------
Medical & Health Technology Services
- 1.0%                                Cardinal Health, Inc.               449,528             26,607,562
--------------------------------------------------------------------------------------------------------
                                      Medtronic, Inc.                     636,600             29,028,960
--------------------------------------------------------------------------------------------------------
                                      UnitedHealth Group, Inc.             93,800              7,832,300
--------------------------------------------------------------------------------------------------------
                                                                                             $63,468,822
--------------------------------------------------------------------------------------------------------
Metals & Minerals - 0.6%              Alcoa, Inc.                       1,580,500            $36,003,790
--------------------------------------------------------------------------------------------------------
Oil Services - 0.8%                   Baker Hughes, Inc.                  794,906             25,588,024
--------------------------------------------------------------------------------------------------------
                                      BJ Services Co.*                    160,800              5,195,448
--------------------------------------------------------------------------------------------------------
                                      Schlumberger Ltd.                   565,400             23,797,686
--------------------------------------------------------------------------------------------------------
                                                                                             $54,581,158
--------------------------------------------------------------------------------------------------------
Oils - 3.6%                           ExxonMobil Corp.                  6,402,252            223,694,685
--------------------------------------------------------------------------------------------------------
                                      Unocal Corp.                        550,500             16,834,290
--------------------------------------------------------------------------------------------------------
                                                                                            $240,528,975
--------------------------------------------------------------------------------------------------------
Photographic Products - 0.2%          Eastman Kodak Co.                   301,500            $10,564,560
--------------------------------------------------------------------------------------------------------
Pollution Control - 0.2%              Waste Management, Inc.              553,900            $12,695,388
--------------------------------------------------------------------------------------------------------
Printing & Publishing - 3.6%          Gannett Co., Inc.                 1,266,810             90,956,958
--------------------------------------------------------------------------------------------------------
                                      McGraw-Hill Cos., Inc.              731,100             44,187,684
--------------------------------------------------------------------------------------------------------
                                      New York Times Co.                1,562,456             71,451,113
--------------------------------------------------------------------------------------------------------
                                      Tribune Co.                         652,200             29,649,012
--------------------------------------------------------------------------------------------------------
                                                                                            $236,244,767
--------------------------------------------------------------------------------------------------------
Real Estate Investment                Starwood Hotels & Resorts
Trusts - 0.2%                         Co.                                 533,400            $12,662,916
--------------------------------------------------------------------------------------------------------
Restaurants & Lodging - 0.4%          Cendant Corp.*                      567,900              5,951,592
--------------------------------------------------------------------------------------------------------
                                      McDonald's Corp.                  1,188,800             19,115,904
--------------------------------------------------------------------------------------------------------
                                                                                             $25,067,496
--------------------------------------------------------------------------------------------------------
Retail - 6.5%                         CVS Corp.                           506,600             12,649,802
--------------------------------------------------------------------------------------------------------
                                      Family Dollar Stores, Inc.          476,400             14,868,444
--------------------------------------------------------------------------------------------------------
                                      Gap, Inc.                         1,875,900             29,113,968
--------------------------------------------------------------------------------------------------------
                                      Home Depot, Inc.                  4,135,400             99,084,184
--------------------------------------------------------------------------------------------------------
                                      Kohl's Corp.*                       280,400             15,688,380
--------------------------------------------------------------------------------------------------------
                                      Lowe's Cos., Inc.                   410,500             15,393,750
--------------------------------------------------------------------------------------------------------
                                      May Department Stores Co.           455,500             10,467,390
--------------------------------------------------------------------------------------------------------
                                      Target Corp.                      1,643,200             49,296,000
--------------------------------------------------------------------------------------------------------
                                      Wal-Mart Stores, Inc.             3,707,700            187,275,927
--------------------------------------------------------------------------------------------------------
                                                                                            $433,837,845
--------------------------------------------------------------------------------------------------------
Special Products &
Services - 1.7%                       3M Co.                              607,700             74,929,410
--------------------------------------------------------------------------------------------------------
                                      Illinois Tool Works, Inc.           608,700             39,480,282
--------------------------------------------------------------------------------------------------------
                                                                                            $114,409,692
--------------------------------------------------------------------------------------------------------
Supermarkets - 0.9%                   Kroger Co.*                       2,102,405             32,482,157
--------------------------------------------------------------------------------------------------------
                                      Safeway, Inc.*                    1,238,500             28,931,360
--------------------------------------------------------------------------------------------------------
                                                                                             $61,413,517
--------------------------------------------------------------------------------------------------------
Telecommunications - 0.3%             EchoStar Communications
                                      Corp.*                              453,940             10,104,704
--------------------------------------------------------------------------------------------------------
                                      Verizon Communications,
                                      Inc.                                272,900             10,574,875
--------------------------------------------------------------------------------------------------------
                                                                                             $20,679,579
--------------------------------------------------------------------------------------------------------
Telecommunications &
Cable - 0.3%                          Comcast Corp. "A"*                  794,890            $18,735,557
--------------------------------------------------------------------------------------------------------
Telecommunications -
Wireline - 2.3%                       Cisco Systems, Inc.*             11,836,811           $155,062,224
--------------------------------------------------------------------------------------------------------
Transportation - 1.9%                 Fedex Corp.                         862,200             46,748,484
--------------------------------------------------------------------------------------------------------
                                      Union Pacific Corp.                 411,100             24,612,557
--------------------------------------------------------------------------------------------------------
                                      United Parcel Service,
                                      Inc.                                901,300             56,854,004
--------------------------------------------------------------------------------------------------------
                                                                                            $128,215,045
--------------------------------------------------------------------------------------------------------
Utilities - Electric - 0.4%           Ameren Corp.                        173,500              7,212,395
--------------------------------------------------------------------------------------------------------
                                      PPL Corp.                           237,430              8,234,073
--------------------------------------------------------------------------------------------------------
                                      Southern Co.                        426,200             12,099,818
--------------------------------------------------------------------------------------------------------
                                                                                             $27,546,286
--------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%                Dominion Resources, Inc.            213,100            $11,699,190
--------------------------------------------------------------------------------------------------------
Utilities - Telephone - 2.9%          AT&T Corp.                        1,248,800             32,606,168
--------------------------------------------------------------------------------------------------------
                                      BellSouth Corp.                   4,054,100            104,879,567
--------------------------------------------------------------------------------------------------------
                                      SBC Communications, Inc.          2,108,500             57,161,435
--------------------------------------------------------------------------------------------------------
                                                                                            $194,647,170
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $6,018,123,402
--------------------------------------------------------------------------------------------------------

Foreign Stocks - 7.0%
--------------------------------------------------------------------------------------------------------
Bermuda - 0.9%                        Accenture Ltd. (Business
                                      Services)*                        2,174,500             39,119,255
--------------------------------------------------------------------------------------------------------
                                      Xl Capital Ltd.
                                      (Insurance)                         224,300             17,327,175
--------------------------------------------------------------------------------------------------------
                                                                                             $56,446,430
--------------------------------------------------------------------------------------------------------
Canada - 1.8%                         Canadian National Railway
                                      Co. (Railroad)                    1,339,166             55,655,739
--------------------------------------------------------------------------------------------------------
                                      Encana Corp. (Utilities -
                                      Gas)                              2,140,600             66,460,375
--------------------------------------------------------------------------------------------------------
                                                                                            $122,116,114
--------------------------------------------------------------------------------------------------------
France - 0.3%                         Aventis S.A.
                                      (Pharmaceuticals)                   362,800            $19,700,752
--------------------------------------------------------------------------------------------------------
Germany - 0.6%                        Bayerische Motoren Werke
                                      AG (Automotive)                     824,400             24,993,210
--------------------------------------------------------------------------------------------------------
                                      Porsche AG (Automotive)              38,655             16,046,733
--------------------------------------------------------------------------------------------------------
                                                                                             $41,039,943
--------------------------------------------------------------------------------------------------------
Netherlands - 0.1%                    STMicroelectronics N.V.
                                      (Electronics)                       480,600             $9,376,506
--------------------------------------------------------------------------------------------------------
Switzerland - 0.4%                    Novartis AG (Medical &
                                      Health Products)                    418,800             15,279,476
--------------------------------------------------------------------------------------------------------
                                      Syngenta AG (Chemicals)             174,733             10,115,257
--------------------------------------------------------------------------------------------------------
                                                                                             $25,394,733
--------------------------------------------------------------------------------------------------------
United Kingdom - 2.9%                 BP Amoco PLC, ADR (Oils)          2,734,190            111,144,823
--------------------------------------------------------------------------------------------------------
                                      BT Group PLC
                                      (Telecommunications)              1,420,800              4,458,384
--------------------------------------------------------------------------------------------------------
                                      BT Group PLC-ADR
                                      (Telecommunications)                247,200              7,744,776
--------------------------------------------------------------------------------------------------------
                                      Diageo PLC (Food &
                                      Beverage Products)*               2,305,382             25,041,282
--------------------------------------------------------------------------------------------------------
                                      Reed Elsevier PLC
                                      (Publishing)                      4,030,400             34,504,017
--------------------------------------------------------------------------------------------------------
                                      Vodafone Group PLC, ADR
                                      (Telecommunications)                362,463              6,567,830
--------------------------------------------------------------------------------------------------------
                                                                                            $189,461,112
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                        $463,535,590
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $6,466,190,577)                                            $6,481,658,992
--------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.4%
--------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL AMOUNT
                                                                         (000 Omitted)
--------------------------------------------------------------------------------------------------------
                                      Ford Motor Credit Corp.,
                                      due 1/14/03                          17,600             17,587,543
--------------------------------------------------------------------------------------------------------
                                      General Motors
                                      Acceptance Corp.,
                                      due 1/15/03                           7,000              6,994,692
--------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                              $24,582,235
--------------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.6%
--------------------------------------------------------------------------------------------------------

                                      ISSUER

                                                                                SHARES           $ VALUE
--------------------------------------------------------------------------------------------------------
                                      Goldman Sachs, dated
                                      12/31/02, due 1/02/03,
                                      total to be received
                                      $107,586,172 (secured by
                                      various U.S. Treasury and
                                      Federal Agency obligations
                                      in a jointly traded
                                      account) at Cost                    107,579            107,579,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $6,598,351,812)                                       $6,613,820,227
--------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.3%                                                         17,958,275
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $6,631,778,502
--------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 12/31/02

ASSETS

Investments, at value (identified cost, $6,598,351,812)     $6,613,820,227
---------------------------------------------------------------------------------------------------
Investments of cash collateral for securities loaned,
at identified cost and value                                   629,925,140
---------------------------------------------------------------------------------------------------
Cash                                                                92,103
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $35,267)               35,281
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  4,424,043
---------------------------------------------------------------------------------------------------
Receivable for trust shares sold                                55,038,741
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                9,695,599
---------------------------------------------------------------------------------------------------
Other assets                                                        98,348
---------------------------------------------------------------------------------------------------
Total assets                                                                         $7,313,129,482
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts
subject to master netting agreements                              $357,568
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                8,820,610
---------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                             40,186,719
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     629,925,140
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    58,838
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   18,131
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                     115,464
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    2
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                           1,868,508
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $681,350,980
---------------------------------------------------------------------------------------------------
Net assets                                                                           $6,631,778,502
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               520,853,894
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $8,666,192,803
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 15,178,559
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                               (2,055,960,196)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                  6,367,336
---------------------------------------------------------------------------------------------------
Total                                                                                $6,631,778,502
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                $3,588,950,899
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           278,809,233
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.87
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.87)                                                $13.66
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                $2,391,165,739
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           190,169,045
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.57
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $545,618,160
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            43,598,447
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.51
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $104,492,850
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             8,153,908
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.82
---------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                    $1,287,039
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               102,400
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.57
---------------------------------------------------------------------------------------------------
  Offering price per share (100/98X$12.57)                                                   $12.83
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                     $5,001.45
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                388.50
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.87
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued
Class 529A shares

  Net assets                                                      $131,409
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                10,247
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.82
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.82)                                                $13.60
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $37,079
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,966
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.50
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $90,326
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,259
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.44
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A, and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B,
Class 529B, Class C, and Class 529C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR YEAR ENDING 12/31/02

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                   $120,764,467
--------------------------------------------------------------------------------------------------
  Interest                                                       6,509,584
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (895,888)
--------------------------------------------------------------------------------------------------
Total investment income                                                               $126,378,163
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                               $27,567,202
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                           135,437
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                8,361,906
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                        15,828,390
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                        30,574,399
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                         7,211,071
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                            14,347
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             63
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             84
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             30
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      45
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      21
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       7
--------------------------------------------------------------------------------------------------
  Administrative fee                                               367,166
--------------------------------------------------------------------------------------------------
  Custodian fee                                                  1,924,127
--------------------------------------------------------------------------------------------------
  Printing                                                         389,316
--------------------------------------------------------------------------------------------------
  Postage                                                        1,005,122
--------------------------------------------------------------------------------------------------
  Auditing fees                                                     33,089
--------------------------------------------------------------------------------------------------
  Legal fees                                                        51,743
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                  8,833,990
--------------------------------------------------------------------------------------------------
Total expenses                                                $102,297,555
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (680,240)
--------------------------------------------------------------------------------------------------
Net expenses                                                                          $101,617,315
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $24,760,848
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                    $(729,442,064)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                 (1,753,728)
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                         $(731,195,792)
--------------------------------------------------------------------------------------------------
Change in unrealized depreciation
--------------------------------------------------------------------------------------------------
  Investments                                              $(1,434,330,497)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                      (266,590)
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                        $(1,434,597,087)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                   $(2,165,792,879)
--------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                             $(2,141,032,031)
--------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.
FOR YEAR ENDING 12/31                                           2002                     2001

OPERATIONS
Net investment income                                          $24,760,848              $21,392,785
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                  (731,195,792)          (1,152,808,961)
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign
currency translation                                        (1,434,597,087)          (1,160,581,032)
--------------------------------------------------------   ---------------          ---------------
Decrease in net assets from operations                     $(2,141,032,031)         $(2,291,997,208)
--------------------------------------------------------   ---------------          ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                     $(19,961,344)            $(17,255,995)
---------------------------------------------------------------------------------------------------
  Class I                                                         (746,306)                (495,770)
---------------------------------------------------------------------------------------------------
  Class 529A                                                          (417)                      --
---------------------------------------------------------------------------------------------------
  Class 529B                                                          (171)                      --
---------------------------------------------------------------------------------------------------
  Class 529C                                                           (53)                      --
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions
---------------------------------------------------------------------------------------------------
  Class A                                                               --              (54,370,666)
---------------------------------------------------------------------------------------------------
  Class B                                                               --              (36,034,788)
---------------------------------------------------------------------------------------------------
  Class C                                                               --               (9,209,320)
---------------------------------------------------------------------------------------------------
  Class I                                                               --                 (598,052)
---------------------------------------------------------------------------------------------------
  Class J                                                               --                  (13,764)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(20,708,291)           $(117,978,355)
--------------------------------------------------------   ---------------          ---------------
Net decrease in net assets from trust share
transactions                                               $(1,680,220,960)         $(1,247,357,405)
--------------------------------------------------------   ---------------          ---------------
Total decrease in net assets                               $(3,841,961,282)         $(3,657,332,968)
--------------------------------------------------------   ---------------          ---------------

NET ASSETS

At beginning of period                                     $10,473,739,784          $14,131,072,752
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $6,367,336 and $4,068,507,
respectively)                                               $6,631,778,502          $10,473,739,784
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

FOR YEARS ENDING 12/31

CLASS A                                                    2002            2001           2000           1999           1998
Net asset value, beginning of year                        $16.58          $20.02         $20.95         $20.25         $17.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1)

  Net investment income                                    $0.09           $0.08          $0.08          $0.11          $0.17
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (3.73)          (3.33)         (0.16)          1.27           3.77
-------------------------------------------------------   ------          ------         ------         ------          -----
Total from investment operations                          $(3.64)         $(3.25)        $(0.08)         $1.38          $3.94
-------------------------------------------------------   ------          ------         ------         ------          -----

LESS DISTRIBUTIONS
  From net investment income                              $(0.07)         $(0.05)        $(0.03)        $(0.09)        $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --              --          (0.81)         (0.58)         (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --              --          (0.00)(4)      (0.01)         (0.00)(4)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --           (0.14)         (0.01)            --             --
-------------------------------------------------------   ------          ------         ------         ------          -----
Total distributions                                       $(0.07)         $(0.19)        $(0.85)        $(0.68)        $(1.21)
-------------------------------------------------------   ------          ------         ------         ------          -----
Net asset value, end of year                              $12.87          $16.58         $20.02         $20.95         $20.25
-------------------------------------------------------   ------          ------         ------         ------          -----
Total return (%)(2)                                       (22.00)         (16.24)         (0.34)          6.96          22.95
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(3)                                                 0.92            0.91           0.87           0.88           0.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.58            0.47           0.38           0.55           0.86
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            55              77             68             62             54
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000,000 Omitted)               $3,589          $5,630         $7,638         $8,514         $7,188
-----------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.

2. Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results would have been lower.

3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

4. Per share amount was less than $(0.01).

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 12/31

CLASS B                                                    2002            2001           2000           1999           1998

Net asset value, beginning of year                        $16.22          $19.66         $20.69         $20.04         $17.36
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1)

  Net investment income (loss)                            $(0.01)         $(0.03)        $(0.06)        $(0.02)         $0.04
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (3.64)          (3.27)         (0.15)          1.26           3.74
-------------------------------------------------------   ------          ------         ------         ------          -----
Total from investment operations                          $(3.65)         $(3.30)        $(0.21)         $1.24          $3.78
-------------------------------------------------------   ------          ------         ------         ------          -----

LESS DISTRIBUTIONS

  From net investment income                               $  --           $  --          $  --         $(0.01)        $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --              --          (0.81)         (0.58)         (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --              --             --             --          (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --           (0.14)         (0.01)            --             --
-------------------------------------------------------   ------          ------         ------         ------          -----
Total distributions                                        $  --          $(0.14)        $(0.82)        $(0.59)        $(1.10)
-------------------------------------------------------   ------          ------         ------         ------          -----
Net asset value, end of year                              $12.57          $16.22         $19.66         $20.69         $20.04
-------------------------------------------------------   ------          ------         ------         ------          -----
Total return (%)                                          (22.50)         (16.80)         (1.01)          6.28          22.16
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(2)                                                 1.57            1.56           1.52           1.53           1.39
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.06)          (0.18)         (0.27)         (0.10)          0.20
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            55              77             68             62             54
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000,000 Omitted)               $2,391          $3,839         $5,022         $5,472         $3,862
-----------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.

2. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

3. Per share amount was less than $(0.01).

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 12/31

CLASS C                                                  2002            2001           2000           1999           1998

Net asset value, beginning of year                        $16.14          $19.57         $20.59         $19.95         $17.30
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1)

  Net investment income (loss)                            $(0.01)         $(0.03)        $(0.06)        $(0.02)         $0.04
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (3.62)          (3.26)         (0.14)          1.25           3.72
-------------------------------------------------------   ------          ------         ------         ------          -----
Total from investment operations                          $(3.63)         $(3.29)        $(0.20)         $1.23          $3.76
-------------------------------------------------------   ------          ------         ------         ------          -----

LESS DISTRIBUTIONS

  From net investment income                               $  --           $  --          $  --         $(0.01)        $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --              --          (0.81)         (0.58)         (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --              --             --             --          (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --           (0.14)         (0.01)            --             --
-------------------------------------------------------   ------          ------         ------         ------          -----
Total distributions                                        $  --          $(0.14)        $(0.82)        $(0.59)        $(1.11)
-------------------------------------------------------   ------          ------         ------         ------          -----
Net asset value, end of year                              $12.51          $16.14         $19.57         $20.59         $19.95
-------------------------------------------------------   ------          ------         ------         ------          -----
Total return (%)                                          (22.49)         (16.82)         (0.96)          6.27          22.11
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(2)                                                 1.57            1.56           1.52           1.53           1.40
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.06)          (0.18)         (0.27)         (0.10)          0.20
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            55              77             68             62             54
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000,000 Omitted)                 $546            $931         $1,269         $1,356           $824
-----------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.

2. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

3. Per share amount was less than $(0.01).

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 12/31

CLASS I                                                  2002            2001           2000           1999           1998

Net asset value, beginning of year                        $16.58          $20.03         $20.97         $20.26         $17.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1)

  Net investment income                                    $0.13           $0.14          $0.15          $0.18          $0.24
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (3.70)          (3.33)         (0.16)          1.28           3.77
-------------------------------------------------------   ------          ------         ------         ------          -----
Total from investment operations                          $(3.57)         $(3.19)        $(0.01)         $1.46          $4.01
-------------------------------------------------------   ------          ------         ------         ------          -----

LESS DISTRIBUTIONS

  From net investment income                              $(0.19)         $(0.12)        $(0.11)        $(0.16)        $(0.22)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --              --          (0.81)         (0.58)         (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --              --          (0.00)(3)      (0.01)         (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --           (0.14)         (0.01)            --             --
-------------------------------------------------------   ------          ------         ------         ------          -----
Total distributions                                       $(0.19)         $(0.26)        $(0.93)        $(0.75)        $(1.27)
-------------------------------------------------------   ------          ------         ------         ------          -----
Net asset value, end of year                              $12.82          $16.58         $20.03         $20.97         $20.26
-------------------------------------------------------   ------          ------         ------         ------          -----
Total return (%)                                          (21.66)         (15.99)          0.01           7.38          23.40
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(2)                                                 0.57            0.56           0.52           0.52           0.41
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.93            0.78           0.73           0.90           1.19
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            55              77             68             62             54
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000,000 Omitted)                 $104             $72           $199           $233           $230
-----------------------------------------------------------------------------------------------------------------------------

1. Per share data are based on average shares outstanding.

2. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

3. Per share amount was less than $(0.01).

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 12/31

CLASS J                                                                 2002              2001            2000(7)

Net asset value, beginning of period                                   $16.21            $19.65            $19.97
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss                                                  $(0.01)           $(0.03)           $(0.05)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      (3.63)            (3.27)             0.56(8)
--------------------------------------------------------------------   ------            ------            ------
Total from investment operations                                       $(3.64)           $(3.30)            $0.51
--------------------------------------------------------------------   ------            ------            ------

LESS DISTRIBUTIONS

  From net investment income                                            $  --             $  --            $(0.01)
-----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                             --                --             (0.81)
-----------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                       --                --             (0.00)(3)
-----------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                                        --             (0.14)            (0.01)
--------------------------------------------------------------------   ------            ------            ------
Total distributions                                                     $  --            $(0.14)           $(0.83)
--------------------------------------------------------------------   ------            ------            ------
Net asset value, end of period                                         $12.57            $16.21            $19.65
--------------------------------------------------------------------   ------            ------            ------
Total return (%)(4)                                                    (22.46)           (16.80)             0.50(2)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(6)                                                              1.57              1.56              1.52(1)
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                                     (0.05)            (0.18)            (0.26)(1)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         55                77                68
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)                              $1                $2                $2
-----------------------------------------------------------------------------------------------------------------

1. Annualized.

2. Not annualized.

3. Per share amount was less than $(0.01).

4. Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

5. Per share data are based on average shares outstanding.

6. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

7. For the period from the inception of Class J shares, February 10, 2000, through December 31, 2000. For performance calculation purposes the Class J inception date was changed from December 31, 1999 to February 10,
   2000, to reflect the date of the initial sale of Class J shares. As a result, the total return and the beginning net asset value have been restated.

8. The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of trust shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 12/31/2002(1)

CLASS 529A

Net asset value, beginning of period                                                      $13.38
------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                                    $0.03
------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and foreign currency                     (0.50)
---------------------------------------------------------------------------------------   ------
Total from investment operations                                                          $(0.47)
---------------------------------------------------------------------------------------   ------

LESS DISTRIBUTIONS

  From net investment income                                                              $(0.09)
---------------------------------------------------------------------------------------   ------
Net asset value, end of period                                                            $12.82
---------------------------------------------------------------------------------------   ------
Total return (%)(6)                                                                        (3.55)(3)
------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                                                 1.17(2)
------------------------------------------------------------------------------------------------
Net investment income                                                                       0.68(2)
------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            55
------------------------------------------------------------------------------------------------
Net assets at end of period                                                             $131,409
------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529A shares, July 31, 2002, through December 31,
   2002.

2. Annualized.

3. Not annualized.

4. Per share data are based on average shares outstanding.

5. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

6. Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 12/31/2002(1)

CLASS 529B

Net asset value, beginning of period                                                      $13.05
------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss                                                                     $(0.00)(4)
------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and foreign currency                     (0.48)
---------------------------------------------------------------------------------------   ------
Total from investment operations                                                          $(0.48)
---------------------------------------------------------------------------------------   ------

LESS DISTRIBUTIONS

  From net investment income                                                              $(0.07)
---------------------------------------------------------------------------------------   ------
Net asset value, end of period                                                            $12.50
---------------------------------------------------------------------------------------   ------
Total return (%)                                                                           (3.72)(3)
------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(6)                                                                                 1.82(2)
------------------------------------------------------------------------------------------------
Net investment loss                                                                        (0.01)(2)
------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            55
------------------------------------------------------------------------------------------------
Net assets at end of period                                                              $37,079
------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529B shares, July 31, 2002, through December 31,
   2002.

2. Annualized.

3. Not annualized.

4. Per share amount was less than $(0.01).

5. Per share data are based on average shares outstanding.

6. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 12/31/2002(1)

CLASS 529C

Net asset value, beginning of period                                                      $12.99
------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                                    $0.01
------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and foreign currency                     (0.49)
---------------------------------------------------------------------------------------   ------
Total from investment operations                                                          $(0.48)
---------------------------------------------------------------------------------------   ------

LESS DISTRIBUTIONS

  From net investment income                                                              $(0.07)
---------------------------------------------------------------------------------------   ------
Net asset value, end of period                                                            $12.44
---------------------------------------------------------------------------------------   ------
Total return (%)                                                                           (3.75)(3)
------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                                                 1.82(2)
------------------------------------------------------------------------------------------------
Net investment income                                                                       0.36(2)
------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            55
------------------------------------------------------------------------------------------------
Net assets at end of period                                                              $90,326
------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529C shares, July 31, 2002, through December 31,
   2002.

2. Annualized.

3. Not annualized.

4. Per share data are based on average shares outstanding.

5. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Notes to Financial Statements - continued

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) was organized as a common law trust under the laws of the Commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund trust until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At December 31, 2002, the value of securities loaned was $608,413,152. These loans were collateralized by cash of $629,925,140 which was invested in the following short-term obligations:

                                                                 IDENTIFIED COST
                                                       SHARES          AND VALUE

Navigator Securities Lending Prime Portfolio      629,925,140       $629,925,140
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the period, the trust's custodian fees were reduced by $271,933 under this arrangement. The trust has entered into a directed brokerage agreement, under which the broker will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the period, the trust's custodian fees were reduced by $408,307 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts and capital losses.

The tax character of distributions declared for the year ended December 31, 2002 and December 31, 2001 was as follows:

                                       DECEMBER 31, 2002     DECEMBER 31, 2001
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                            $20,708,291           $17,751,765
------------------------------------------------------------------------------
  Long-term capital gain                              --           100,226,590
------------------------------------------------------------------------------
Total distributions declared                 $20,708,291          $117,978,355
------------------------------------------------------------------------------

During the year ended December 31, 2002, accumulated undistributed net investment income decreased by $1,753,728, accumulated net realized loss on investments and foreign currency transactions decreased by $1,753,728 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                          $6,256,740
    -----------------------------------------------------------------
    Undistributed long-term capital gain                           --
    -----------------------------------------------------------------
    Capital loss carryforward                          (1,842,020,871)
    -----------------------------------------------------------------
    Unrealized loss                                      (198,110,175)
    -----------------------------------------------------------------
    Other temporary differences                              (539,995)
    -----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

    EXPIRATION DATE
    December 31, 2009                                      $1,044,955,905
    ---------------------------------------------------------------------
    December 31, 2010                                         797,064,966
    ---------------------------------------------------------------------
        Total                                              $1,842,020,871
    ---------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase. For the period from the inception of Class R, December 31, 2002, through December 31, 2002, there was no operating activity associated with Class R shares for the period.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

The trust pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the trust that will fluctuate with the performance of the trust. Included in Trustees' compensation is a net decrease of $3,083 as a result of the change in the trust's pension liability under this plan and a pension expense of $15,692 for inactive trustees for the year ended December 31, 2002. Also included in Trustees' compensation is a one-time settlement expense of $2,342 and a one-time transition expense of $13,643.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

    First $2 billion                                              0.0175%
    ---------------------------------------------------------------------
    Next $2.5 billion                                             0.0130%
    ---------------------------------------------------------------------
    Next $2.5 billion                                             0.0005%
    ---------------------------------------------------------------------
    In excess of $7 billion                                       0.0000%
    ---------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $423,360 and $339 for the year ended December 31, 2002, as its portion of the sales charge on sales of Class A and Class 529A shares of the trust, respectively. The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The trust's distribution plan provides that the trust will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the trust related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                   CLASS A        CLASS B      CLASS C      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                     0.10%          0.75%        0.75%           0.25%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------------------
Service Fee                          0.25%          0.25%        0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.35%          1.00%        1.00%           0.50%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
December 31, 2002, amounted to:

                                   CLASS A        CLASS B      CLASS C      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained
  by MFD                          $845,946        $19,670      $12,282              $5            $ --            $ --
----------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended December 31, 2002, were as follows:

                                   CLASS A        CLASS B      CLASS C      CLASS 529A      CLASS 529B      CLASS 529C

Total Distribution Plan              0.35%          1.00%        1.00%           0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------

The trust's distribution plan provides that the trust will pay MFD a distribution fee of up to 0.75% per annum, and a service fee of up to 0.25% per annum, of the trust's average daily net assets attributable to Class J shares. Class J shares are available for distribution through Monex, Inc. ("Monex") and its network of financial intermediaries. Monex also serves as the trust's Agent Company in Japan, and in that capacity represents the trust before Japanese regulatory authorities. MFD will pay to Monex all of the service fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Monex 0.615% per annum of average net assets attributable to Class J shares and will retain the remaining 0.135%. A portion of the distribution fee to Monex, equal to 0.05% per annum of the trust's average daily net assets attributable to Class J shares, is paid to cover its services as the trust's Agent Company. Fees incurred under the distribution plan during the year ended December 31, 2002 were 1.00% of average net assets attributable to Class J shares on an annualized basis.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2002, were as follows:

                                   CLASS A        CLASS B      CLASS C      CLASS 529A      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                    $56,181     $9,184,087      $76,572            $ --            $ --            $ --
----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the trust's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES              SALES

Investments (non-U.S. government securities)   $4,517,224,833     $5,924,986,123
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                      $6,811,998,114
    ------------------------------------------------------------------
    Gross unrealized appreciation                         $347,969,372
    ------------------------------------------------------------------
    Gross unrealized depreciation                         (546,147,259)
    ------------------------------------------------------------------
    Net unrealized depreciation                          $(198,177,887)
    ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                         Year ended 12/31/2002               Year ended 12/31/2001
                                       SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Shares sold                           360,607,315     $5,020,795,242      163,799,406     $2,855,862,964
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           1,075,267         14,964,133        3,293,559         56,000,292
--------------------------------------------------------------------------------------------------------
Shares reacquired                    (422,512,573)    (5,928,364,644)    (209,014,671)    (3,626,277,510)
--------------------------------------------------------------------------------------------------------
Net decrease                          (60,829,991)     $(892,605,269)     (41,921,706)     $(714,414,254)
--------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                            17,649,923       $255,237,932       28,270,193       $489,931,257
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                 --        1,822,790         30,658,204
--------------------------------------------------------------------------------------------------------
Shares reacquired                     (64,209,641)      (895,989,855)     (48,882,338)      (825,927,666)
--------------------------------------------------------------------------------------------------------
Net decrease                          (46,559,718)     $(640,751,923)     (18,789,355)     $(305,338,205)
--------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                             5,206,857        $74,888,042       10,689,641       $185,498,010
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                 --          409,337          6,851,403
--------------------------------------------------------------------------------------------------------
Shares reacquired                     (19,273,711)      (269,882,839)     (18,282,666)      (308,701,562)
--------------------------------------------------------------------------------------------------------
Net decrease                          (14,066,854)     $(194,994,797)      (7,183,688)     $(116,352,149)
--------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                             5,282,869        $68,942,059        1,134,887        $19,900,276
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              39,714            577,836           52,650            889,645
--------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,533,795)       (21,723,069)      (6,751,925)      (132,134,625)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                 3,788,788        $47,796,826       (5,564,388)     $(111,344,704)
--------------------------------------------------------------------------------------------------------

CLASS J SHARES
Shares sold                                13,920           $200,598           20,430           $357,083
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               --                 --               --                 --
--------------------------------------------------------------------------------------------------------
Shares reacquired                          (9,880)          (132,238)         (15,500)          (265,176)
--------------------------------------------------------------------------------------------------------
Net increase                                4,040            $68,360            4,930            $91,907
--------------------------------------------------------------------------------------------------------

                                        Period ended 12/31/2002*
                                       SHARES            AMOUNT
CLASS R SHARES
Shares sold                                   389             $5,000
--------------------------------------------------------------------

CLASS 529A SHARES
Shares sold                                10,249           $133,493
--------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               31                417
--------------------------------------------------------------------
Shares reacquired                             (33)              (429)
--------------------------------------------------------------------
Net increase                               10,247           $133,481
--------------------------------------------------------------------

CLASS 529B SHARES
Shares sold                                 2,980            $37,693
--------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               13                171
--------------------------------------------------------------------
Shares reacquired                             (27)              (336)
--------------------------------------------------------------------
Net increase                                2,966            $37,528
--------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                                 7,271            $89,984
--------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions                4                 53
--------------------------------------------------------------------
Shares reacquired                             (16)              (203)
--------------------------------------------------------------------
Net increase                                7,259            $89,834
--------------------------------------------------------------------

 * For the period from the inception of Class R, December 31, 2002, through December 31, 2002. There was no operating activity associated with Class R shares for this period.

** From the inception of the class' investment operations, July 31, 2002, through December 31, 2002.

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $66,058 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The trust had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-----
SALES
-----
                                                                       NET
                    CONTRACTS TO                       CONTRACTS    UNREALIZED
 SETTLEMENT DATE   DELIVER/RECEIVE   IN EXCHANGE FOR   AT VALUE    DEPRECIATION

       2/10/2003   SEK   88,704,000       $9,822,168  $10,179,736     $(357,568)

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

    SEK: Swedish Krona

At December 31, 2002, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees and the Shareholders of Massachusetts Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Investors Trust (the "Trust) as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Massachusetts Investors Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 2003

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman                                                 Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
JOHN W. BALLEN* (born 09/12/59) Trustee and              Private investor; Harvard University Graduate
President                                                School of Business Administration, Class of 1961
Massachusetts Financial Services Company, Chief          Adjunct Professor in Entrepreneurship Emeritus;
Executive Officer and Director                           CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
KEVIN R. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, President and Director               Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
INDEPENDENT TRUSTEES                                     (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           General Partner (since 1993); Cambridge
Brigham and Women's Hospital, Chief of Cardiac           Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41) Trustee
Private investor and real estate consultant;             ELAINE R. SMITH (born 04/25/46) Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30) Trustee
J. ATWOOD IVES (born 05/01/36) Trustee                   Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 09/12/59) Trustee and               July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
John D. Laupheimer, Jr.+
Brooks Taylor+


+ MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.


-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2003, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2002.

For the year ended December 31, 2002, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

INVESTOR SERVICE

If your account is registered through MFS or one of its subsidiaries, you may write to us at: MFS Service Center, Inc.
                P.O. Box 2281, Boston,
                MA 02107-9906

Type of Information               Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information               1-800-225-2606        8 a.m. to 8 p.m., any
                                                        business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired       1-800-637-6576        9 a.m. to 5 p.m., any
                                                        business day
-------------------------------------------------------------------------------
Shares prices, account balances   1-800-MFS-TALK
exchanges or stock and            (1-800-637-8255)
bond outlooks                     touch-tone required   24 hours a day, 365
                                                        days a year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              MIT-ANN-2/03 650M